UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07478

Name of Fund: BlackRock MuniVest Fund II, Inc. (MVT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 - 07/31/2008

Item 1 - Schedule of Investments

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 3.2%          Prattville, Alabama, IDB, Environmental Improvement Revenue Bonds (International
                        Paper Company Projects), AMT, Series A, 4.75%, 12/01/30                             $  3,500  $   2,544,885
                        Selma, Alabama, IDB, Environmental Improvement Revenue Bonds
                        (International Paper Company Project), AMT,
                        Series A, 4.75%, 12/01/30                                                              5,000      3,635,550
                        Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential
                        Care Facility Revenue Bonds (Capstone Village, Inc. Project), Series A, 5.875%,
                        8/01/36                                                                                2,900      2,399,576
                                                                                                                      -------------
                                                                                                                          8,580,011
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 2.4%          Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                        Project 1), Series A, 6.75%, 7/01/29                                                   1,000        877,050
                        Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                        Refunding, 7.50%, 7/01/10 (a)                                                          2,315      2,521,845
                        Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                        Project), Series C, 6.75%, 7/01/31                                                     1,975      1,984,658
                        Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                        Schools Project II), Series A, 6.75%, 7/01/11 (b)                                        435        481,628
                        Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                        Schools Project II), Series A, 6.75%, 7/01/21                                            510        517,614
                                                                                                                      -------------
                                                                                                                          6,382,795
-----------------------------------------------------------------------------------------------------------------------------------
California - 4.7%       California State, GO, 5.50%, 4/01/14 (b)                                                 205        229,758
                        California State, GO, 5.50%, 4/01/30                                                       5          5,107
                        California State, GO, Refunding, 5.25%, 3/01/38                                        4,325      4,328,028
                        Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B,
                        5%, 12/01/27                                                                           2,500      2,290,875
                        Golden State Tobacco Securitization Corporation of California,
                        Tobacco Settlement Revenue Bonds, Series A-3, 7.875%, 6/01/13 (b)
                                                                                                               5,010      5,959,846
                                                                                                                      -------------
                                                                                                                         12,813,614
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, names of many of the securities have been abbreviated according to the list below.

AMT      Alternative Minimum Tax (subject to)
EDA      Economic Development Authority
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDA      Industrial Development Authority
IDB      Industrial Development Board
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
S/F      Single-Family
TIF      Tax Increment Financing
VRDN     Variable Rate Demand Notes

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 4.2%         Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                        7.50%, 4/01/31                                                                      $    145  $     151,035
                        Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                        Series A, 7.35%, 9/01/31                                                               3,025      2,993,601
                        Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                        Series B, 7.45%, 9/01/31                                                                 580        578,805
                        North Range Metropolitan District Number 1, Colorado, GO,
                        7.25%, 12/15/11 (b)                                                                    1,310      1,475,374
                        Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN,
                        AMT, Series B, 2.25%, 4/01/14 (c)                                                        800        800,000
                        Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                        (Public Improvement Fees), 8%, 12/01/25                                                3,300      3,453,945
                        Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds
                        (Public Improvement Fees), 8.125%, 12/01/25                                              820        821,943
                        Southlands Metropolitan District Number 1, Colorado, GO,
                        7%, 12/01/14 (b)                                                                       1,000      1,193,270
                                                                                                                      -------------
                                                                                                                         11,467,973
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.1%      Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet
                        Inc. Project), AMT, 7.95%, 4/01/26                                                     1,165      1,234,900
                        Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                        Refunding Bonds (Priority Distribution), 6.25%, 1/01/31                                2,000      1,812,600
                                                                                                                      -------------
                                                                                                                          3,047,500
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 7.2%          Fiddlers Creek, Florida, Community Development District Number 2, Special
                        Assessment Revenue Bonds, Series A, 6.375%, 5/01/35                                    2,350      2,154,668
                        Fiddlers Creek, Florida, Community Development District Number 2, Special
                        Assessment Revenue Bonds, Series B, 5.75%, 5/01/13                                       400        380,348
                        Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer
                        Center Project), Series A, 5.25%, 7/01/37                                              3,500      3,259,200
                        Midtown Miami, Florida, Community Development District, Special Assessment
                        Revenue Bonds, Series A, 6.25%, 5/01/37                                                4,000      3,598,480
                        Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Adventist Health System), 5.625%, 11/15/12 (b)                                        1,280      1,416,474
                        Orange County, Florida, IDA, IDR (Catholic Charities of Central Florida Project),
                        VRDN, 2.27%, 7/01/38 (c)                                                               3,700      3,700,000
                        Orlando, Florida, Urban Community Development District, Capital Improvement
                        Special Assessment Bonds, 6.25%, 5/01/34                                               1,135      1,012,953
                        Orlando, Florida, Urban Community Development District, Capital Improvement
                        Special Assessment Bonds, Series A, 6.95%, 5/01/11 (b)                                 1,000      1,103,070

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Palm Coast Park Community Development District, Florida, Special Assessment
                        Revenue Bonds, 5.70%, 5/01/37                                                       $  1,240  $     978,075
                        Park Place Community Development District, Florida, Special Assessment Revenue
                        Bonds, 6.75%, 5/01/10 (b)                                                                900        969,318
                        Preserve at Wilderness Lake, Florida, Community Development District, Capital
                        Improvement Bonds, Series A, 7.10%, 5/01/33                                              905        926,394
                                                                                                                      -------------
                                                                                                                         19,498,980
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 8.0%          Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90%,
                        12/01/11 (b)                                                                           2,000      2,341,200
                        Bartow County, Georgia, Development Authority, PCR (Georgia Power Company Plant-
                        Bowen Project), VRDN, 2.27%, 9/01/29 (c)                                               2,800      2,800,000
                        Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                        (Canterbury Court Project), Series A, 6.125%, 2/15/26                                  2,000      1,895,520
                        Gainesville, Georgia, Redevelopment Authority, Educational Facilities Revenue
                        Refunding Bonds (Riverside Military Academy), 5.125%, 3/01/37                            600        507,066
                        Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                        6.60%, 1/01/18 (d)                                                                       380        433,538
                        Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W,
                        6.60%, 1/01/18                                                                         5,615      6,437,036
                        Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series X,
                        6.50%, 1/01/20                                                                         1,250      1,442,950
                        Houston County, Georgia, Hospital Authority Revenue Bonds (Houston Heart
                        Institute Project), 5.25%, 10/01/35                                                    2,500      2,371,725
                        Main Street Natural Gas, Inc., Georgia, Gas Project Revenue Bonds, Series A,
                        6.25%, 7/15/33                                                                         2,200      1,987,436
                        Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds
                        (Georgia College and State University Foundation), 5.50%, 9/01/14 (b)                  1,350      1,512,095
                                                                                                                      -------------
                                                                                                                         21,728,566
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.0%            Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2,
                        6.90%, 1/01/27                                                                            85         88,039
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 8.4%         Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7%, 3/01/32 (e)(f)         195        201,765
                        Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75%, 12/01/32           800        800,304
                        Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project),
                        Series A, 6.57%, 2/15/13                                                               1,000      1,002,400
                        Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                        Management LLC Project), AMT, 6%, 11/01/23                                             2,800      2,805,488

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                        Providers Facilities), Series A, 6.50%, 7/01/22                                     $  1,000  $   1,034,980
                        Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                        Rehabilitation Providers Facilities), Series A, 6%, 7/01/15                              635        640,899
                        Illinois State Finance Authority Revenue Bonds (Friendship Village of
                        Schaumburg), Series A, 5.625%, 2/15/37                                                   500        393,415
                        Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place
                        Project), Series A, 6%, 5/15/37                                                        1,035        900,554
                        McLean and Woodford Counties, Illinois, Community Unit School District Number
                        005, GO, Refunding, 6.375%, 12/01/16 (g)                                                 365        402,584
                        Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%,
                        11/01/20 (h)                                                                           1,500      1,789,785
                        Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70%,
                        11/01/21 (a)                                                                           7,000      8,218,210
                        Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75%,
                        6/01/20 (a)                                                                            2,500      3,113,750
                        Village of Wheeling, Illinois, Revenue Bonds (North
                        Milwaukee/Lake-Cook Tax Increment Financing (TIF)
                        Redevelopment Project), 6%, 1/01/25                                                    1,580      1,422,853
                                                                                                                      -------------
                                                                                                                         22,726,987
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 7.5%          Indiana Health and Educational Facilities Financing Authority,
                        Hospital Revenue Bonds (Clarian Health Obligation), Series A, 5.25%, 2/15/40           2,200      2,025,694
                        Indiana Health and Educational Facilities Financing Authority, Hospital Revenue
                        Bonds (Schneck Memorial Hospital Project), Series A, 5.25%, 2/15/30                    2,000      1,922,660
                        Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%,
                        6/01/15                                                                                2,000      2,260,084
                        Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80%,
                        12/01/16                                                                               3,775      4,299,197
                        Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding
                        Bonds, Series D, 6.75%, 2/01/14                                                        8,750      9,736,038
                                                                                                                      -------------
                                                                                                                         20,243,673
-----------------------------------------------------------------------------------------------------------------------------------
Iowa - 1.0%             Iowa Financing Authority, S/F Mortgage Revenue Refunding Bonds, AMT, Series E,
                        5.15%, 7/01/32 (f)                                                                     3,050      2,728,164
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 1.6%         Louisville and Jefferson County, Kentucky, Metropolitan Government Health System,
                        Revenue Refunding Bonds (Norton Healthcare, Inc.), 5.25%, 10/01/36 (i)                 4,790      4,304,102
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 7.8%        Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                        Missionaries of Our Lady Health System, Inc.), Series A, 5.25%, 8/15/36             $  8,260  $   7,808,674
                        Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                        6.50%, 1/01/17                                                                        10,000      9,831,300
                        Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                        (International Paper Company), 6.20%, 2/01/25                                          3,600      3,520,836
                                                                                                                      -------------
                                                                                                                         21,160,810
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 2.5%         Maryland State Community Development Administration, Department of Housing and
                        Community Development, Residential Revenue Refunding Bonds, AMT, Series D, 4.90%,
                        9/01/42                                                                                1,500      1,224,660
                        Maryland State Energy Financing Administration, Solid Waste Disposal Revenue
                        Bonds, Limited Obligation (Wheelabrator Water Projects), AMT, 6.45%, 12/01/16          2,000      2,021,620
                        Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                        (King Farm Presbyterian Community), Series B, 5%, 1/01/17                              1,100      1,030,150
                        Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                        (University of Maryland Medical System), Series B, 7%, 7/01/22 (a)                     1,000      1,229,470
                        Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                        District), Series A, 6.70%, 7/01/27 (j)                                                1,205      1,318,788
                                                                                                                      -------------
                                                                                                                          6,824,688
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.4%    Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                        Senior-Series A, 7.50%, 5/01/11                                                        1,000      1,124,040
                        Massachusetts State, HFA, Housing Revenue Bonds, AMT,
                        Series A, 5.10%, 12/01/27                                                              2,000      1,836,640
                        Massachusetts State, HFA, Housing Revenue Bonds, AMT,
                        Series A, 5.20%, 12/01/37                                                              3,000      2,659,080
                        Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series D, 4.85%,
                        6/01/40                                                                                2,770      2,222,011
                        Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT,
                        Series 130, 5%, 12/01/32                                                               2,720      2,374,016
                        Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50%,
                        7/15/19 (d)                                                                            6,000      7,038,240
                                                                                                                      -------------
                                                                                                                         17,254,027
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 7.2%         Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                        Medical Center), Series A, 6%, 7/01/20 (k)                                             3,100      2,957,772
                        Macomb County, Michigan, Hospital Finance Authority, Hospital
                        Revenue Bonds (Mount Clemens General Hospital),
                        Series B, 5.875%, 11/15/13 (b)                                                         4,320      4,811,184
                        Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                        Health System), Series A, 5.25%, 11/15/46                                              7,050      6,325,260

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Michigan State Hospital Finance Authority, Revenue Refunding Bonds (McLaren
                        Health Care Corporation), 5.75%, 5/15/38                                            $  2,060  $   2,008,232
                        Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                        (Development Area Number 3), 6.375%, 6/01/12 (b)                                       3,000      3,371,730
                                                                                                                      -------------
                                                                                                                         19,474,178
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 6.6%      Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding
                        (Weyerhaeuser Company Project), Series A, 6.80%, 4/01/22                               5,850      6,049,544
                        Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                        Energy Resources Inc. Project), 5.875%, 4/01/22                                        7,200      6,915,240
                        Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System
                        Energy Resources Inc. Project), 5.90%, 5/01/22                                         5,215      5,015,161
                                                                                                                      -------------
                                                                                                                         17,979,945
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.4%         Missouri State Health and Educational Facilities Authority, Health Facilities
                        Revenue Refunding Bonds (Sisters of Mercy Health System), VRDN, Series A,
                        1.20%, 6/01/16 (c)                                                                     1,000      1,000,000
                        Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds
                        (Homeowner Loan), AMT, Series A, 7.50%, 3/01/31 (f)                                       85         89,308
                                                                                                                      -------------
                                                                                                                          1,089,308
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.1%         Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                        6.30%, 9/01/28 (e)(f)                                                                     15         15,199
                        Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series D,
                        6.45%, 3/01/28 (f)                                                                       110        110,043
                                                                                                                      -------------
                                                                                                                            125,242
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.2%           Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                        6.375%, 8/01/23                                                                          610        570,917
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 5.2%       New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/24                            4,250      4,013,317
                        New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                        Facility), Series A, 7.25%, 11/15/11 (b)                                               2,435      2,781,208
                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                        Project), AMT, 6.25%, 9/15/29                                                          3,000      2,149,290
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                        Valley Hospital Association), 6.625%, 7/01/36                                          1,680      1,163,904
                        Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                        Bonds, 7%, 6/01/13 (b)                                                                 3,285      3,852,090
                                                                                                                      -------------
                                                                                                                         13,959,809
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.2%       Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                        Project), Series A, 6.95%, 10/01/20                                                 $  3,160  $   3,172,703
-----------------------------------------------------------------------------------------------------------------------------------
New York - 8.3%         New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C,
                        6.80%, 6/01/28                                                                           690        714,191
                        New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                        Facility Pooled Program), Series C-1, 6.50%, 7/01/17                                     890        866,513
                        New York City, New York, City IDA, Special Facility Revenue Bonds (British
                        Airways Plc Project), AMT, 7.625%, 12/01/32                                            1,920      1,575,974
                        New York City, New York, City Municipal Water Finance Authority,
                        Water and Sewer System, Revenue Refunding Bonds, Series DD, 5%, 6/15/37               11,800     11,863,248
                        New York City, New York, GO, Refunding, Series A, 6.375%, 5/15/15 (a)                     40         42,687
                        New York State Dormitory Authority, State University Educational Facilities
                        Revenue Refunding Bonds, Series 1989, 6%, 5/15/10 (b)(l)                               3,000      3,229,890
                        Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                        Facilities Pooled Program), Series E-1, 6.50%, 7/01/17                                 1,000        973,610
                        Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue
                        Bonds (Kendal on Hudson Project), Series A, 6.50%, 1/01/13 (b)                         2,690      3,087,447
                                                                                                                      -------------
                                                                                                                         22,353,560
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.2%   Gaston County, North Carolina, Industrial Facilities and Pollution Control
                        Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT,
                        5.75%, 8/01/35                                                                         1,675      1,299,767
                        North Carolina Medical Care Commission, Retirement
                        Facilities Revenue Refunding Bonds (Carolina
                        Village Project), 6%, 4/01/38                                                          2,000      1,844,460
                                                                                                                      -------------
                                                                                                                          3,144,227
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 5.1%             Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-
                        Backed Bonds, Series A-2, 6.50%, 6/01/47                                              14,000     12,445,020
                        Trumbull County, Ohio, Health Care Facilities Revenue Bonds (Shepherd of the
                        Valley), VRDN, 8%, 10/01/31 (c)(j)                                                     1,400      1,400,000
                                                                                                                      -------------
                                                                                                                         13,845,020
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 4.8%     Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                        Bonds, 5.50%, 11/01/16                                                                 1,235      1,234,889
                        Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's
                        Choice Inc.), Series A, 6.125%, 1/01/25                                                  880        869,370
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Brethren
                        Village Project), Series A, 6.50%, 7/01/40                                             1,000        954,780

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                        Project), 6.125%, 2/01/28                                                           $    470  $     424,166
                        Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                        Project), 6.25%, 2/01/35                                                               1,090        975,888
                        Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                        Bonds (National Gypsum Company), AMT,
                        Series B, 6.125%, 11/01/27                                                             2,000      1,686,160
                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                        (University of Pennsylvania Medical Center Health System), Series A, 6%, 1/15/31       1,250      1,315,025
                        Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75%,
                        12/01/17                                                                               1,265      1,265,898
                        Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                        Healthcare System), Series B, 5.85%, 12/01/11 (b)                                      2,425      2,666,384
                        Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                        Healthcare System), Series B,
                        7.125%, 12/01/11 (b)                                                                   1,350      1,616,908
                                                                                                                      -------------
                                                                                                                         13,009,468
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.5%     Rhode Island State Health and Educational Building Corporation, Hospital
                        Financing Revenue Bonds (Lifespan Obligation Group), 6.50%, 8/15/12 (b)                1,140      1,284,449
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 0.1%   South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                        AMT, Series A, 6.70%, 7/01/27                                                            145        149,653
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 1.7%     Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake
                        Mining), VRDN, AMT, Series A, 2.27%, 7/01/32 (c)                                       4,500      4,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 1.7%        Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                        Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6%,
                        2/15/24                                                                                1,000        927,550
                        Shelby County, Tennessee, Health, Educational and Housing Facility Board,
                        Hospital Revenue Refunding Bonds (Methodist Healthcare), 6.50%, 9/01/12 (b)            3,175      3,608,133
                                                                                                                      -------------
                                                                                                                          4,535,683
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 12.4%           Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                        First Tier, Series A, 6.70%, 1/01/11 (b)                                               4,510      4,908,188
                        Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company LLC Project),
                        AMT, Series A, 7.70%, 4/01/33                                                          1,500      1,363,830
                        Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                        Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625%,
                        5/15/33                                                                                5,800      5,855,448

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Cypress-Fairbanks, Texas, Independent School District, GO, Refunding, 5%, 2/15/35   $  3,500  $   3,474,485
                        Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                        Series B, 6.25%, 11/01/28 (l)                                                          4,500      4,506,255
                        Dallas-Fort Worth, Texas, International Airport, Joint Revenue Bonds, AMT,
                        Series C, 6.25%, 11/01/28 (l)                                                          3,450      3,467,112
                        Dallas-Fort Worth, Texas, International Airport, Joint Revenue Refunding Bonds,
                        AMT, Sub-Series A-2, 6.10%, 11/01/24 (l)                                               1,500      1,506,960
                        Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                        Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40%, 4/01/26      2,500      2,501,450
                        Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT,
                        Series B, 6.70%, 11/01/30                                                              2,500      2,322,900
                        Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                        6.45%, 11/01/30                                                                          800        740,480
                        Texas State University, System Financing Revenue Refunding Bonds, 5.25%, 3/15/27       2,700      2,790,504
                                                                                                                      -------------
                                                                                                                         33,437,612
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.6%         Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                        Company), Series B, 5.875%, 6/01/17                                                    1,000      1,056,040
                        Fairfax County, Virginia, EDA, Residential Care Facilities,
                        Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/42               3,440      2,943,058
                        Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage
                        Revenue Refunding Bonds (Goodwin House, Inc.), 5.125%, 10/01/37                        1,000        872,670
                        Madison County, Virginia, IDA, Educational Facilities Revenue Refunding Bonds
                        (Woodberry Forest School Project), VRDN, 2.27%, 10/01/37 (c)                           4,800      4,800,000
                                                                                                                      -------------
                                                                                                                          9,671,768
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 8.6%       Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                        Generating), Series A, 5.75%, 7/01/18 (l)                                              1,000      1,066,560
                        Energy Northwest, Washington, Electric Revenue Refunding Bonds (Columbia
                        Generating), Series B, 6%, 7/01/18 (h)                                                 2,250      2,423,385
                        Washington State, GO, Series B, 6%, 1/01/10 (b)(g)                                    10,815     11,400,416
                        Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                        Project Number 1), Series B, 7.125%, 7/01/16                                           5,000      6,115,750
                        Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear
                        Project Number 3), Series B, 7.125%, 7/01/16 (l)                                       1,900      2,313,839
                                                                                                                      -------------
                                                                                                                         23,319,950
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.8%        Wisconsin Housing and EDA, Home Ownership Revenue Refunding Bonds, AMT, Series A,
                        5.625%, 3/01/31                                                                     $  2,900  $   2,776,633
                        Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                        (SynergyHealth Inc.), 6%, 11/15/32                                                     2,215      2,200,758
                                                                                                                      -------------
                                                                                                                          4,977,391
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.2%          Coker Project), AMT, 6.50%, 7/01/21                                                    6,000      6,054,420
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds - 138.9%                                                                  375,505,232
-----------------------------------------------------------------------------------------------------------------------------------
                        Municipal Bonds Transferred to
                        Tender Option Bond Trusts (m)
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.3%      Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale
                        University), Series Z-3, 5.05%, 7/01/42                                                6,000      6,085,800
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 3.2%          Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International
                        Airport), AMT, 5%, 10/01/40 (n)(o)                                                    10,000      8,678,342
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 5.2%         Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%,
                        11/01/33 (g)                                                                           1,319      1,344,208
                        Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                        GO, 5.75%, 2/01/14 (a)(b)                                                              4,225      4,747,664
                        Kane and De Kalb Counties, Illinois, Community Unit School District Number 302,
                        GO, 5.75%, 2/01/19 (a)                                                                 1,000      1,123,650
                        Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                        Refunding Bonds (McCormick Place Expansion Project), Series B,                         6,400      6,838,400
                        5.75%, 6/15/23 (l)                                                                            -------------
                                                                                                                         14,053,922
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 0.9%         Maryland State Transportation Authority, Transportation Facilities Projects
                        Revenue Bonds, 5%, 7/01/41 (g)                                                         2,294      2,322,403
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 3.7%    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                        Series A, 5%, 8/15/30 (g)                                                             10,000     10,076,500
-----------------------------------------------------------------------------------------------------------------------------------
New York - 7.1%         New York City, New York, City Transitional Finance Authority Revenue Bonds,
                        Future Tax Secured, Series B, 6.25%, 11/15/18                                          6,750      7,299,180
                        New York State Dormitory Authority, State University Educational Facilities
                        Revenue Refunding Bonds, Series 1989, 6%, 5/15/10 (b)(l)                              11,000     11,842,930
                                                                                                                      -------------
                                                                                                                         19,142,110
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 2.3%   North Carolina Capital Facilities Finance Agency, Revenue Refunding Bonds (Duke
                        University Project), Series A, 5%, 10/01/41                                            6,240      6,297,907
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
State                   Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 8.3%            Harris County, Texas, Health Facilities Development Corporation Revenue
                        Refunding Bonds (School Health Care System), Series B, 5.75%, 7/01/27 (d)           $ 10,000  $  11,320,900
                        Judson, Texas, Independent School District, School Building, GO, 5%, 2/01/37 (n)       4,003      3,919,574
                        Texas State Department of Housing and Community
                        Affairs, S/F Mortgage Revenue Bonds, AMT, Series B,
                        5.25%, 9/01/32 (e)(f)                                                                  4,976      4,509,332
                        Texas State University, System Financing Revenue Refunding Bonds, 5%, 3/15/30 (g)      2,744      2,748,392
                                                                                                                      -------------
                                                                                                                         22,498,198
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.6%       Central Puget Sound Regional Transportation Authority, Washington, Sales and Use
                        Tax Revenue Bonds, Series A, 5%, 11/01/32 (g)                                          7,700      7,790,398
                        Central Puget Sound Regional Transportation Authority, Washington, Sales and Use
                        Tax Revenue Bonds, Series A, 5%, 11/01/34                                              5,000      5,049,425
                        Central Puget Sound Regional Transportation Authority, Washington, Sales and Use
                        Tax Revenue Bonds, Series A, 5%, 11/01/36                                              4,000      4,039,540
                        Energy Northwest, Washington, Electric Revenue
                        Refunding Bonds (Columbia Generating), Series A,
                        5.75%, 7/01/18 (l)                                                                     3,500      3,732,960
                                                                                                                      -------------
                                                                                                                         20,612,323
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to
                        Tender Option Bond Trusts - 40.6%                                                               109,767,505
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $485,189,507*) - 179.5%                                               485,272,737

                        Liabilities in Excess of Other Assets - (1.4)%                                                   (3,717,314)

                        Liability for Trust Certificates, Including Interest
                        Expense and Fees Payable - (22.3)%                                                              (60,205,465)

                        Preferred Stock, at Redemption Value - (55.8)%                                                 (150,879,885)
                                                                                                                      -------------
                        Net Assets Applicable to Common Stock - 100.0%                                                $ 270,470,073
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 426,018,429
                                                                  =============
      Gross unrealized appreciation                               $  17,564,221
      Gross unrealized depreciation                                 (18,270,037)
                                                                  -------------
      Net unrealized depreciation                                 $    (705,816)
                                                                  =============

BlackRock MuniVest Fund II, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

(a)   FGIC Insured.
(b) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)   FHLMC Collateralized.
(f)   FNMA/GNMA Collateralized.
(g)   FSA Insured.
(h)   AMBAC Insured.
(i) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(j)   Radian Insured.
(k)   ACA Insured.
(l)   MBIA Insured.
(m) Securities represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(n)   Assured Guaranty Insured.
(o)   XL Capital Insured.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniVest Fund II, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniVest Fund II, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniVest Fund II, Inc.

Date: September 19, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniVest Fund II, Inc.

Date: September 19, 2008